Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Prospectus Date	rr_ProspectusDate	Dec. 16, 2014
Document Creation Date	dei_DocumentCreationDate	Feb. 19, 2015